Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	9 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating activities
Net loss	$ (5,832)	$ (2,823)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	12,578	8,703
Share-based compensation expense	8,698	7,949
Provision for doubtful accounts	142	83
Loss (gain) on disposal of fixed assets	1	(3)
Other non-cash items	191	66
Unrealized currency loss (gain) on foreign denominated transactions	1,427	(6,293)
Changes in assets and liabilities:
Accounts receivable	(7,593)	(6,038)
Prepaid expenses and other current assets	(627)	509
Other assets	42	(38)
Accounts payable	760	2,451
Deferred revenue	19,717	15,204
Accrued expenses and other liabilities	2,121	2,847
Net cash provided by operating activities	31,625	22,617
Investing activities
Purchases of investments	(47,989)	(57,514)
Maturities of investments	54,808
Purchases of property, equipment and capitalized software	(21,589)	(13,357)
Payments for acquisitions	(1,381)	(5,574)
Net cash used in investing activities	(16,151)	(76,445)
Financing activities
Proceeds from issuance of ordinary shares	9,520	1,963
Payments on debt	(1,631)	(3,629)
Payments on capital lease obligations	(416)
Net cash provided by (used in) financing activities	7,473	(1,666)
Effect of foreign exchange rates on cash	1,724	(2,784)
Net increase (decrease) in cash and cash equivalents	24,671	(58,278)
Cash and cash equivalents at beginning of period	51,319	106,140
Cash and cash equivalents at end of period	75,990	47,862
Supplemental disclosure of cash flow information
Cash paid during the period for interest	154	200
Cash paid during the period for income taxes	1,443	1,043
Supplemental disclosure of non-cash investing and financing activities
Unpaid purchases of property and equipment	5,600	2,068
Property and equipment acquired under capital lease	3,834
Unpaid purchases of capitalized software licenses	5,579
Amounts due for acquisition of business		$ 600
Construction financing lease obligation	$ 36,776